September 19, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:                      Nationwide Life Insurance Company
Registration of Individual Flexible Premium Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account (the "Variable Account"), we are filing an original registration statement on Form N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the registration statement as Exhibit 99.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.  Financial statements and exhibits not filed herein will be filed by subsequent pre-effective amendment.

This product has been developed for the sole purpose of serving as an IRA rollover product that will be used in connection with certain unregistered retirement plans in which Nationwide offers an in-plan guarantee.  In other words, this product is not distributed through the normal retail distribution mechanisms.

The product does not contain any novel features that have not yet been reviewed by the SEC in connection with other registration statements issued by Nationwide separate accounts.

Additionally, Nationwide acknowledges all of the following:

•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the registration statement;

•	that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by

United States Securities
   and Exchange Commission
September 19, 2011

the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-6123 if you have any questions regarding this filing.

Sincerely,

/s/ BENJAMIN MISCHNICK

Benjamin Mischnick
Senior Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny